UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.4%
Bond Funds – 71.2%
11,676	iShares 20+ Year Treasury Bond ETF	$ 1,415,365
69,227	iShares 7-10 Year Treasury Bond ETF	7,096,460
46,432	iShares Floating Rate Bond ETF	2,369,889
90,479	Schwab Intermediate-Term U.S. Treasury ETF	4,735,671
155,583	Schwab U.S. TIPs ETF	8,507,278
120,969	Vanguard Short-Term Corporate Bond ETF	9,470,663

		33,595,326

Foreign Stock Funds – 7.1%
15,661	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	953,598
2,002	Vanguard FTSE All World ex-US Small-Cap ETF	239,139
8,856	Vanguard FTSE All-World ex-U.S. ETF	474,593
16,401	Vanguard FTSE Europe ETF	950,602
4,279	WisdomTree Japan Hedged Equity Fund	237,570
14,907	Xtrackers MSCI EAFE Hedged Equity ETF	474,490

		3,329,992

Stock Funds – 21.1%
6,240	Energy Select Sector SPDR Fund	474,365
75,652	Invesco Optimum Yield Diversif Invesco Optimum Yield Divers	1,425,284
6,957	iShares Core S&P 500 ETF	1,897,383
3,648	iShares Core S&P Mid-Cap ETF	710,521
3,972	iShares MSCI Japan ETF	237,287
3,627	Powershares Dynamic Pharmaceuticals Portfolio	235,138
33,660	Schwab U.S. Dividend Equity ETF	1,661,121
2,864	Vanguard Communication Services ETF	236,509
13,734	Vanguard Financials ETF	949,157
6,377	Vanguard Growth ETF	947,048
5,176	Vanguard Information Technology ETF	947,260
1,788	Vanguard Materials ETF	237,089

		9,958,162

TOTAL EXCHANGE TRADED FUNDS (Cost $45,523,666)		$46,883,480

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
63,317	1.674%	$ 63,317
(Cost $63,317)

TOTAL INVESTMENTS — 99.5% (Cost $45,586,983)		$46,946,797

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		217,766

NET ASSETS — 100.0%		$47,164,563

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.6%
Bond Funds – 53.8%
2,777	iShares 20+ Year Treasury Bond ETF	$ 336,628
9,878	iShares 7-10 Year Treasury Bond ETF	1,012,594
5,521	iShares Floating Rate Bond ETF	281,792
18,290	Schwab Intermediate-Term U.S. Treasury ETF	957,298
26,723	Schwab U.S. TIPs ETF	1,461,214
25,173	Vanguard Short-Term Corporate Bond ETF	1,970,794

		6,020,320

Foreign Stock Funds – 11.8%
4,643	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	282,712
715	Vanguard FTSE All World ex-US Small-Cap ETF	85,407
6,333	Vanguard FTSE All-World ex-U.S. ETF	339,386
5,851	Vanguard FTSE Europe ETF	339,124
2,022	WisdomTree Japan Hedged Equity Fund	112,261
5,310	Xtrackers MSCI EAFE Hedged Equity ETF	169,017

		1,327,907

Stock Funds – 34.0%
1,855	Energy Select Sector SPDR Fund	141,017
15,072	Invesco Optimum Yield Diversif Invesco Optimum Yield Divers	283,957
4,963	iShares Core S&P 500 ETF	1,353,559
1,737	iShares Core S&P Mid-Cap ETF	338,316
938	iShares MSCI Japan ETF	56,036
1,303	Powershares Dynamic Pharmaceuticals Portfolio	84,474
3,715	PowerShares S&P 500 Quality Portfolio	112,304
10,292	Schwab U.S. Dividend Equity ETF	507,910
1,024	Vanguard Communication Services ETF	84,562
3,675	Vanguard Financials ETF	253,979
1,521	Vanguard Growth ETF	225,884
1,540	Vanguard Information Technology ETF	281,835
632	Vanguard Materials ETF	83,803

		3,807,636

TOTAL EXCHANGE TRADED FUNDS (Cost $10,596,014)		$11,155,863

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,627	1.674%	$ 9,627
(Cost $9,627)

TOTAL INVESTMENTS — 99.7% (Cost $10,605,641)		$11,165,490

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		33,126

NET ASSETS — 100.0%		$11,198,616

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.2%
Bond Funds – 41.5%
19,251	iShares 20+ Year Treasury Bond ETF	$ 2,333,606
38,047	iShares 7-10 Year Treasury Bond ETF	3,900,198
30,691	iShares Floating Rate Bond ETF	1,566,469
111,887	Schwab Intermediate-Term U.S. Treasury ETF	5,856,165
128,263	Schwab U.S. TIPS ETF	7,013,421
149,592	Vanguard Short-Term Corporate Bond ETF	11,711,558

		32,381,417

Foreign Stock Funds – 15.3%
38,755	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,359,792
6,542	Vanguard FTSE All World ex-US Small-Cap ETF	781,442
65,708	Vanguard FTSE All-World ex-U.S. ETF	3,521,292
47,325	Vanguard FTSE Europe ETF	2,742,957
17,639	WisdomTree Japan Hedged Equity Fund	979,317
49,048	Xtrackers MSCI EAFE Hedged Equity ETF	1,561,198

		11,945,998

Stock Funds – 42.4%
15,432	Energy Select Sector SPDR Fund	1,173,141
103,947	Invesco DB Optimum Yield Diversified Commodity Strategy Portfolio	1,958,362
50,182	iShares Core S&P 500 ETF	13,686,137
18,042	iShares Core S&P Mid-Cap ETF	3,514,040
6,509	iShares MSCI Japan ETF	388,848
9,037	Powershares Dynamic Pharmaceuticals Portfolio	585,869
25,870	PowerShares S&P 500 Quality Portfolio	782,050
79,284	Schwab U.S. Dividend Equity ETF	3,912,665
9,478	Vanguard Communication Services ETF	782,693
25,476	Vanguard Financials ETF	1,760,646
10,529	Vanguard Growth ETF	1,563,662
11,733	Vanguard Information Technology ETF	2,147,256
5,895	Vanguard Materials ETF	781,677

		33,037,046

TOTAL EXCHANGE TRADED FUNDS (Cost $70,449,755)		$77,364,461

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
67,206	1.674%	$ 67,206
(Cost $67,206)

TOTAL INVESTMENTS — 99.3% (Cost $70,516,961)		$77,431,667

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		522,040

NET ASSETS — 100.0%		$77,953,707

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.5%
Bond Funds – 37.1%
2,973	iShares 20+ Year Treasury Bond ETF	$ 360,387
4,701	iShares 7-10 Year Treasury Bond ETF	481,900
4,737	iShares Floating Rate Bond ETF	241,776
16,127	Schwab Intermediate-Term U.S. Treasury ETF	844,087
17,607	Schwab U.S. TIPs ETF	962,751
20,022	Vanguard Short-Term Corporate Bond ETF	1,567,522

		4,458,423

Foreign Stock Funds – 17.9%
6,982	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	425,134
1,006	iShares MSCI Japan ETF	60,098
1,264	Vanguard FTSE All World ex-US Small-Cap ETF	150,985
10,711	Vanguard FTSE All-World ex-U.S. ETF	574,003
8,353	Vanguard FTSE Europe ETF	484,140
3,245	WisdomTree Japan Hedged Equity Fund	180,162
8,521	Xtrackers MSCI EAFE Hedged Equity ETF	271,223

		2,145,745

Stock Funds – 44.5%
2,780	Energy Select Sector SPDR Fund	211,336
16,124	Invesco Optimum Yield Diversif Invesco Optimum Yield Divers	303,776
8,414	iShares Core S&P 500 ETF	2,294,750
2,941	iShares Core S&P Mid-Cap ETF	572,818
1,395	Powershares Dynamic Pharmaceuticals Portfolio	90,438
3,970	PowerShares S&P 500 Quality Portfolio	120,013
12,244	Schwab U.S. Dividend Equity ETF	604,241
1,477	Vanguard Communication Services ETF	121,971
4,372	Vanguard Financials ETF	302,149
1,633	Vanguard Growth ETF	242,517
1,977	Vanguard Information Technology ETF	361,811
901	Vanguard Materials ETF	119,473

		5,345,293

TOTAL EXCHANGE TRADED FUNDS (Cost $11,008,521)		$11,949,461

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
9,282	1.674%	$ 9,282
(Cost $9,282)

TOTAL INVESTMENTS — 99.6% (Cost $11,017,803)		$11,958,743

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		42,190

NET ASSETS — 100.0%		$12,000,933

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.3%
Bond Funds – 32.5%
12,412	iShares 20+ Year Treasury Bond ETF	$ 1,504,583
14,719	iShares 7-10 Year Treasury Bond ETF	1,508,845
19,780	iShares Floating Rate Bond ETF	1,009,571
62,521	Schwab Intermediate-Term U.S. Treasury ETF	3,272,349
64,321	Schwab U.S. TIPS ETF	3,517,072
70,730	Vanguard Short-Term Corporate Bond ETF	5,537,452

		16,349,872

Foreign Stock Funds – 19.4%
33,294	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,027,272
6,332	Vanguard FTSE All World ex-US Small-Cap ETF	756,357
47,073	Vanguard FTSE All-World ex-U.S. ETF	2,522,642
39,231	Vanguard FTSE Europe ETF	2,273,829
15,922	WisdomTree Japan Hedged Equity Fund	883,989
39,619	Xtrackers MSCI EAFE Hedged Equity ETF	1,261,073

		9,725,162

Stock Funds – 47.4%
13,266	Energy Select Sector SPDR Fund	1,008,481
67,273	Invesco DB Optimum Yield Diversified Commodity Strategy Portfolio	1,267,423
36,978	iShares Core S&P 500 ETF	10,085,010
12,900	iShares Core S&P Mid-Cap ETF	2,512,533
4,203	iShares MSCI Japan ETF	251,087
7,786	Powershares Dynamic Pharmaceuticals Portfolio	504,766
16,721	PowerShares S&P 500 Quality Portfolio	505,476
51,119	Schwab U.S. Dividend Equity ETF	2,522,723
7,657	Vanguard Communication Services ETF	632,315
18,178	Vanguard Financials ETF	1,256,282
6,795	Vanguard Growth ETF	1,009,126
8,941	Vanguard Information Technology ETF	1,636,292
4,751	Vanguard Materials ETF	629,983

		23,821,497

TOTAL EXCHANGE TRADED FUNDS (Cost $44,680,835)		$49,896,531

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
34,827	1.674%	$ 34,827
(Cost $34,827)

TOTAL INVESTMENTS — 99.4% (Cost $44,715,662)		$49,931,358

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		278,314

NET ASSETS — 100.0%		$50,209,672

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.5%
Bond Funds – 28.1%
2,984	iShares 20+ Year Treasury Bond ETF	$ 361,721
2,359	iShares 7-10 Year Treasury Bond ETF	241,821
4,722	iShares Floating Rate Bond ETF	241,011
13,873	Schwab Intermediate-Term U.S. Treasury ETF	726,113
13,253	Schwab U.S. TIPs ETF	724,674
13,929	Vanguard Short-Term Corporate Bond ETF	1,090,501

		3,385,841

Foreign Stock Funds – 21.1%
9,005	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	548,315
1,777	Vanguard FTSE All World ex-US Small-Cap ETF	212,263
11,904	Vanguard FTSE All-World ex-U.S. ETF	637,935
10,478	Vanguard FTSE Europe ETF	607,305
3,795	WisdomTree Japan Hedged Equity Fund	210,698
10,442	Xtrackers MSCI EAFE Hedged Equity ETF	332,369

		2,548,885

Stock Funds – 50.3%
3,588	Energy Select Sector SPDR Fund	272,760
16,175	Invesco DB Optimum Yield Diversified Commodity Strategy Portfolio	304,737
9,333	iShares Core S&P 500 ETF	2,545,389
3,262	iShares Core S&P Mid-Cap ETF	635,340
1,506	iShares MSCI Japan ETF	89,968
1,871	Powershares Dynamic Pharmaceuticals Portfolio	121,297
4,016	PowerShares S&P 500 Quality Portfolio	121,404
13,517	Schwab U.S. Dividend Equity ETF	667,064
1,835	Vanguard Communication Services ETF	151,534
4,826	Vanguard Financials ETF	333,525
1,641	Vanguard Growth ETF	243,705
2,321	Vanguard Information Technology ETF	424,766
1,132	Vanguard Materials ETF	150,103

		6,061,592

TOTAL EXCHANGE TRADED FUNDS (Cost $10,907,760)		$11,996,318

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,231	1.674%	$ 7,231
(Cost $7,231)

TOTAL INVESTMENTS — 99.6% (Cost $10,914,991)		$12,003,549

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		44,214

NET ASSETS — 100.0%		$12,047,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.5%
Bond Funds – 23.6%
7,725	iShares 20+ Year Treasury Bond ETF	$ 936,424
3,054	iShares 7-10 Year Treasury Bond ETF	313,066
12,222	iShares Floating Rate Bond ETF	623,811
32,927	Schwab Intermediate-Term U.S. Treasury ETF	1,723,399
28,596	Schwab U.S. TIPs ETF	1,563,629
28,054	Vanguard Short-Term Corporate Bond ETF	2,196,348

		7,356,677

Foreign Stock Funds – 23.1%
25,885	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,576,138
5,255	Vanguard FTSE All World ex-US Small-Cap ETF	627,710
32,228	Vanguard FTSE All-World ex-U.S. ETF	1,727,098
29,844	Vanguard FTSE Europe ETF	1,729,758
11,326	WisdomTree Japan Hedged Equity Fund	628,819
29,591	Xtrackers MSCI EAFE Hedged Equity ETF	941,882

		7,231,405

Stock Funds – 52.8%
10,321	Energy Select Sector SPDR Fund	784,602
41,714	Invesco DB Optimum Yield Diversified Commodity Strategy Portfolio	785,892
25,316	iShares Core S&P 500 ETF	6,904,433
8,849	iShares Core S&P Mid-Cap ETF	1,723,520
5,236	iShares MSCI Japan ETF	312,799
4,858	Powershares Dynamic Pharmaceuticals Portfolio	314,944
10,361	PowerShares S&P 500 Quality Portfolio	313,213
34,998	Schwab U.S. Dividend Equity ETF	1,727,151
5,719	Vanguard Communication Services ETF	472,275
12,495	Vanguard Financials ETF	863,529
4,233	Vanguard Growth ETF	628,643
6,421	Vanguard Information Technology ETF	1,175,107
3,548	Vanguard Materials ETF	470,465

		16,476,573

TOTAL EXCHANGE TRADED FUNDS (Cost $27,468,173)		$31,064,655

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,392	1.674%	$ 16,392
(Cost $16,392)

TOTAL INVESTMENTS — 99.6% (Cost $27,484,565)		$31,081,047

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		114,708

NET ASSETS — 100.0%		$31,195,755

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 100.0%
Bond Funds – 19.0%
3,002	iShares 20+ Year Treasury Bond ETF	$ 363,902
4,747	iShares Floating Rate Bond ETF	242,287
11,630	Schwab Intermediate-Term U.S. Treasury ETF	608,714
8,888	Schwab U.S. TIPs ETF	485,996
7,790	Vanguard Short-Term Corporate Bond ETF	609,879

		2,310,778

Foreign Stock Funds – 24.7%
11,072	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	674,174
2,038	Vanguard FTSE All World ex-US Small-Cap ETF	243,439
13,091	Vanguard FTSE All-World ex-U.S. ETF	701,547
12,122	Vanguard FTSE Europe ETF	702,591
4,400	WisdomTree Japan Hedged Equity Fund	244,288
13,413	Xtrackers MSCI EAFE Hedged Equity ETF	426,936

		2,992,975

Stock Funds – 56.3%
4,411	Energy Select Sector SPDR Fund	335,324
16,234	Invesco DB Optimum Yield Diversified Commodity Strategy Portfolio	305,849
10,284	iShares Core S&P 500 ETF	2,804,755
3,595	iShares Core S&P Mid-Cap ETF	700,198
2,553	iShares MSCI Japan ETF	152,516
1,878	Powershares Dynamic Pharmaceuticals Portfolio	121,751
4,050	PowerShares S&P 500 Quality Portfolio	122,432
13,598	Schwab U.S. Dividend Equity ETF	671,061
2,592	Vanguard Communication Services ETF	214,047
5,296	Vanguard Financials ETF	366,007
1,846	Vanguard Growth ETF	274,149
2,979	Vanguard Information Technology ETF	545,187
1,608	Vanguard Materials ETF	213,221

		6,826,497

TOTAL EXCHANGE TRADED FUNDS (Cost $10,878,545)		$12,130,250

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
4,996	1.674%	$ 4,996
(Cost $4,996)

TOTAL INVESTMENTS — 100.1% (Cost $10,883,541)		$12,135,246

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(8,385)

NET ASSETS — 100.0%		$12,126,861

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPs	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

May 31, 2018 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 99.0%
Bond Funds – 16.0%
1,252	iShares 20+ Year Treasury Bond ETF	$ 151,767
1,955	iShares Floating Rate Bond ETF	99,783
3,855	Schwab Intermediate-Term U.S. Treasury ETF	201,771
2,762	Schwab U.S. TIPS ETF	151,026
2,579	Vanguard Short-Term Corporate Bond ETF	201,910

		806,257

Foreign Stock Funds – 25.5%
4,155	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	252,998
854	Vanguard FTSE All World ex-US Small-Cap ETF	102,010
5,678	Vanguard FTSE All-World ex-U.S. ETF	304,284
546	Vanguard FTSE Emerging Markets ETF	24,357
5,232	Vanguard FTSE Europe ETF	303,247
1,814	WisdomTree Japan Hedged Equity Fund	100,713
6,351	Xtrackers MSCI EAFE Hedged Equity ETF	202,153

		1,289,762

Stock Funds – 57.5%
1,990	Energy Select Sector SPDR Fund	151,280
5,506	Invesco DB Optimum Yield Diversified Commodity Strategy Portfolio	103,733
4,443	iShares Core S&P 500 ETF	1,211,739
1,554	iShares Core S&P Mid-Cap ETF	302,673
1,265	iShares MSCI Japan ETF	75,571
785	Powershares Dynamic Pharmaceuticals Portfolio	50,892
1,689	PowerShares S&P 500 Quality Portfolio	51,058
5,620	Schwab U.S. Dividend Equity ETF	277,347
1,221	Vanguard Communication Services ETF	100,830
2,182	Vanguard Financials ETF	150,798
847	Vanguard Growth ETF	125,788
1,108	Vanguard Information Technology ETF	202,775
762	Vanguard Materials ETF	101,041

		2,905,525

TOTAL EXCHANGE TRADED FUNDS (Cost $4,950,081)		$ 5,001,544

TOTAL INVESTMENTS — 99.0% (Cost $4,950,081)		$ 5,001,544

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		52,877

NET ASSETS — 100.0%		$ 5,054,421

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
ETF	— Exchange Traded Fund
TIPS	— Treasury Inflation Protected Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of May 31, 2018:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$46,883,480	$—	$—
Investment Company	63,317	—	—
Total	$46,946,797	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,155,863	$—	$—
Investment Company	9,627	—	—
Total	$11,165,490	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$77,364,461	$—	$—
Investment Company	67,206	—	—
Total	$77,431,667	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,949,461	$—	$—
Investment Company	9,282	—	—
Total	$11,958,743	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$49,896,531	$—	$—
Investment Company	34,827	—	—
Total	$49,931,358	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,996,318	$—	$—
Investment Company	7,231	—	—
Total	$12,003,549	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$31,064,655	$—	$—
Investment Company	16,392	—	—
Total	$31,081,047	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,130,250	$—	$—
Investment Company	4,996	—	—
Total	$12,135,246	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$5,001,544	$—	$—
Total	$5,001,544	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2018 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 25, 2018

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 25, 2018

*	Print the name and title of each signing officer under his or her signature.